Employee Benefit Plans (Changes in Benefit Obligation and Plan Assets and the Funded Status) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Defined benefit pension plans
Change in Projected Benefit Obligation ("PBO") and Accumulated Post-retirement Benefit Obligation ("APBO")
Benefit Obligation, Beginning Balance	$ 2,624	$ 2,759
Service cost	41	43
Plan participant contributions	6	6
Interest cost	80	67
Benefits Paid	(174)	(160)
Actuarial losses	(480)	(89)
Settlements and curtailments	(6)	0
Foreign currency translation adjustment	67	(2)
Benefit Obligation, Ending Balance	2,158	2,624
Change in plan assets
Plan Assets, Beginning Balance	2,702	2,605
Employer contributions	45	42
Plan participant contributions	6	6
Benefits paid	(174)	(160)
Actual return on assets, net of expenses	(489)	214
Settlements and curtailments	(6)	0
Foreign currency translation adjustment	79	(5)
Plan Assets, Ending Balance	2,163	2,702
Funded Status
Funded status, end of year	5	78
Non-pension Benefit Plans
Change in Projected Benefit Obligation ("PBO") and Accumulated Post-retirement Benefit Obligation ("APBO")
Benefit Obligation, Beginning Balance	318	339
Service cost	4	5
Plan participant contributions	6	4
Interest cost	9	8
Benefits Paid	(31)	(27)
Actuarial losses	(79)	(10)
Settlements and curtailments	0	0
Foreign currency translation adjustment	16	(1)
Benefit Obligation, Ending Balance	243	318
Change in plan assets
Plan Assets, Beginning Balance	51	52
Employer contributions	24	21
Plan participant contributions	6	4
Benefits paid	(31)	(27)
Actual return on assets, net of expenses	(7)	2
Settlements and curtailments	0	0
Foreign currency translation adjustment	3	(1)
Plan Assets, Ending Balance	46	51
Funded Status
Funded status, end of year	$ (197)	$ (267)